Expense Example (Active Bond Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Active Bond Trust
Expense Example:
Year 1	$ 70
Year 3	221
Year 5	384
Year 10	859
Series II, Active Bond Trust
Expense Example:
Year 1	91
Year 3	284
Year 5	493
Year 10	1,096
Series NAV, Active Bond Trust
Expense Example:
Year 1	65
Year 3	205
Year 5	357
Year 10	$ 798